Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
(Loss)/Income from continuing operations before tax	$ (34,002)	$ 55,303
Loss from discontinued operations	(1,013)	(2,193)
(Loss)/Income before tax	$ (35,015)	$ 53,110
Statutory tax rate	27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate	$ (9,454)	$ 14,340
Items not taxable for income tax purposes	288	(369)
Gain on dilution of interest in Joint Venture		(20,113)
Initial recognition of temporary differences on investment in Cauchari-Olaroz project	10,931
Recognition of previously unrecognized deductible temporary differences on loans to Exar Capital	(4,126)
Effect of higher tax rate in foreign jurisdiction	1,185	1,034
Withholding taxes accrued	1,219	1,445
Change in unrecognized deferred tax assets and other	1,176	5,108
Tax expense (recovery)	$ 1,219	$ 1,445